Nature of Operations and Summary of Significant Accounting Policies (Details) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Nature of Operation and Summary of Significant Accounting Policies (Textual)
Cash equivalents	$ 0	$ 0
Percentage Of Applied Valuation Allowance	50.00%